Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Jan. 31, 2020
Entity Registrant Name	LEUTHOLD FUNDS INC
Entity Central Index Key	0001000351
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2020
Document Effective Date	Jan. 31, 2020
Prospectus Date	Jan. 31, 2020
Leuthold Core Investment Fund | Retail Class Shares
Prospectus [Line Items]
Trading Symbol	LCORX
Leuthold Core Investment Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	LCRIX
Leuthold Select Industries Fund | Leuthold Select Industries Fund
Prospectus [Line Items]
Trading Symbol	LSLTX
Leuthold Global Fund | Retail Class Shares
Prospectus [Line Items]
Trading Symbol	GLBLX
Leuthold Global Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	GLBIX
Grizzly Short Fund | Grizzly Short Fund
Prospectus [Line Items]
Trading Symbol	GRZZX